Principal Audit Fees and Services (Tables)	12 Months Ended
Dec. 31, 2023
Principal Audit Fees And Services [Abstract]
Schedule of Statutory Auditor Performed Additional Activities	The detail is presented in the table below:
	in thousands of $			in thousands of €
For the years ended December 31	2023	2022	2021	2023	2022	2021
Audit fee for statutory and consolidated financials	408	239	182	378	226	155
Other audit fees	-	191	183	-	180	156
Audit related and other services	40	42	17	37	39	14
Total	448	472	382	415	445	325